UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
New York Life Premier Variable Annuity
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV
This summary prospectus summarizes key features of the New York Life Premier Variable Annuity policies.
Before you invest, you should review the prospectus for the New York Life Premier Variable Annuity policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the policy online at https://dfinview.com/NewYorkLife/TAHD/premier. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019, by logging into your account at www.newyorklife.com, or by sending an email request with your name and mailing address to PremierProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklife.com or the New York Life Mobile Application (“mobile application” or “mobile app”) which is available for download on the Apple App Store and Google Play Store.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing. All written service requests (except for subsequent premium payments and loan repayments) must be sent to the NYLIAC Variable Products Service Center (VPSC) at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Death Claim forms may also be submitted to	Regular Mail
New York Life P.O. Box 130539 Dallas, TX 75313–0539
Premium payments and loan repayments should be sent to the VPSC at one of the following addresses (acceptance of subsequent premium payments is subject to the sales standards we use to evaluate whether a recommended transaction related to your policy complies with applicable standards of conduct):
	Regular Mail	Express Mail
Premium Payments and Loan Repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC 5450 N Cumberland Avenue Suite 100 Chicago, IL 60656-1422
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.
1

Definitions

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.
Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.
Allocation Options—The Investment Divisions of the Separate Account, any available Asset Allocation Model and the Fixed Account.
Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy, which cannot be later than the date you attain age 85.
Base Contract Charge—Mortality and Expense Risk and Administrative Costs Charge (M&E Charge).
Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Code—The Internal Revenue Code of 1986, as amended.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments and Breakpoint Credits allocated to the DCA Advantage Account, plus interest credited on those premium payments and Breakpoint Credits, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and policy service charges that may already have been deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.
Dollar Cost Averaging (DCA) Advantage Account—A non-variable Allocation Option to which you may allocate Premium Payments, subject to the limitations described on the Policy Data Page, and from which accounts are transferred to the Investment Divisions proportionally on a monthly basis. The DCA Advantage Account duration is shown on the Policy Data Page. We credit the DCA Advantage Account with a fixed interest rate. The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The benefits payable under the Fixed Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account Accumulation Value—The sum of premium payments and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account.
Fund—A mutual fund that has multiple series or Portfolios.
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed, who is entitled to exercise all rights under the policy.
Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.
Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.
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Policy Data Page—Page 2 of the policy which contains the policy specifications.
Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios—The mutual fund portfolios in which the corresponding Investment Divisions invest.
Separate Account—NYLIAC Variable Annuity Separate Account–III and NYLIAC Variable Annuity Separate Account–IV, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Surrender Charge Free Amount—You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. For policies issued to policyowners age 75 and under, the maximum amount you may withdraw without a surrender charge in any given Policy Year is the greatest of either: (i) 10% of your Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals during the Policy Year; (ii) 10% of your Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) your Accumulation Value less accumulated premium payments. For policies issued to policyowners age 76-80, this percentage is 50%.
Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.
3

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2025. This may not reflect all changes that have occurred since you purchased your policy.

Name Change of Trust and Portfolios	The name of the New York Life Investments VP Funds Trust has changed to NYLIM VP Funds Trust. All references to NYLI in the Portfolio names are deleted and replaced with NYLIM.
The following Portfolios are added as available Investment Divisions under the policy	American Funds® IS Growth-Income Fund — Class 4
Columbia Variable Portfolio — Small Company Growth Fund — Class 2
Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2
Franklin Gold and Precious Metals VIP Fund — Class 2
Goldman Sachs VIT International Equity Insights Fund — Service Class
Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC
Voya Intermediate Bond Portfolio — Class S
The names of the following Portfolios have been changed	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class
American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4
Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2
LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class
MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class
Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class
The following advisers were changed
References to Delaware Management Company, a series of Macquarie Investment
Management Business Trust, the adviser to the prior Macquarie VIP Small Cap Value
Series — Service Class were deleted and replaced with Delaware Management
Company, a series of Nomura Investment Management Business Trust

References to Franklin Templeton Fund Adviser, LLC, the advisor to the prior
ClearBridge Variable Appreciation Portfolio — Class II were deleted and replaced with Lincoln Financial Investments Corporation.

The following subadviser was deleted	References to Macquarie Investment Management Global Limited, the subadviser to the prior Macquarie VIP Small Cap Value Series — Service Class were deleted
Closure of Portfolio to New Investments	On May 1, 2026, Western Asset Core Plus VIT Portfolio — Class II was closed to all policyowners except those policyowners who already had Accumulation Value invested as of the closure date.
Policy Application and Premium Payments	The maximum aggregate amount of premium payments accepted without prior NYLIAC approval has been changed from $1,000,000 to $2,000,000.
Portfolio Performance and Expenses	For updated Portfolio performance and expense information, see Appendix A for the Portfolios Available Under the Policy.
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Important Information You Should Consider About The Policy

	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?
Yes. If you withdraw more than the Surrender Charge Free Amount from your policy within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first Payment Years declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first Payment Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment. The withdrawal amount could be reduced by taxes or tax penalties.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges FEE TABLE
Are There Transaction Charges?
Yes. In addition to surrender charges, we reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transaction, we reserve the right to charge up to $30 per transaction. A loan processing fee may apply if you take a policy loan.
CHARGES AND DEDUCTIONS – Transaction Expenses FEE TABLE
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses FEE TABLE

ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	1.35%	1.55%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.45%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.30%	1.30%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses
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1 As a percentage of Accumulation Value after the Surrender Charge
Period for the initial premium (Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments during the Surrender
Charge Period for the initial premium (Maximum Base Contract
Charge), plus a percentage attributable to the Annual Policy Service
Charge.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
3 As a percentage of the guarantee under the optional benefit.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,611.50	HIGHEST ANNUAL COST $3,902.86

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is This a Short-Term Investment?
No. This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals may also be subject to federal and state income taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you purchased the IPP, IPP II,
GIPR or GIPR 2.0, you will not receive a benefit under the rider unless you hold the policy for at least the specified holding period applicable to the rider.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
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What Are the Risks Associated with the Investment Options?
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option, including the Fixed Account and DCA
Advantage Account, has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Related to the Insurance Company?
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Limits on the Investment Options?
Yes.
•We limit the number of Investment Divisions you may choose. You may allocate premium payments and Accumulation Value to up to 18 separate Investment Divisions, plus the Fixed Account and DCA
Advantage Account, some of which may not be available under your policy.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•Additional restrictions apply with respect to transfers to and from the
Fixed Account and DCA Advantage Account.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
THE POLICIES—Policy Application and Premium Payments, Transfers, and Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNTS— Additions, Deletions, or Substitutions of Investments
Are There Restrictions on Policy Benefits?
Yes.
•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.
•Certain optional benefits may limit withdrawals or other rights under the policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal and/or could terminate the benefit.
•You are required to have a minimum Accumulation Value for some optional benefits.
•We may modify or discontinue an optional benefit at any time.
•Some optional benefits cannot be cancelled without surrendering your policy.
DESCRIPTION OF BENEFITS
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	TAXES	LOCATION IN PROSPECTUS
What are the Policy’s Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the policy does not provide additional benefits.
•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based
compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Should I Exchange My Policy?
Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, risks of both policies, and any fees or penalties to terminate the existing policy, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax-Free Section 1035 Exchanges; Selecting the Variable Annuity That’s Right for You
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Appendix A

Investment Options Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierProspectus@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
If you purchased an investment protection rider, you may not be able to invest in certain Portfolios. If you have purchased the Investment Protection Plan (IPP) after February 15, 2010 or Investment Protection Plan II (IPP II), your available allocation options are listed in APPENDIX B below. If you have purchased the Guaranteed Investment Protection Rider (GIPR) or Guaranteed Investment Protection Rider 2.0 (GIPR 2.0), your available allocation options are listed in APPENDIX C below.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.93%	11.06%	13.68%	11.58%
Asset Allocation	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.97%	11.16%	7.14%	7.04%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.80%	6.57%	(0.88)%	1.71%
International/Global Equity	NYLIM VP Candriam Emerging Markets Equity (formerly NYLI VP Candriam Emerging Markets Equity) — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.45%	35.54%	2.52%	7.39%
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Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	NYLIM VP CBRE Global Infrastructure (formerly VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	15.31%	6.79%	2.39%
Asset Allocation	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.80%	9.29%	3.67%	5.14%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	13.46%	12.11%	12.40%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	13.96%	11.74%	9.69%
Asset Allocation	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.94%	13.69%	7.90%	9.07%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	13.50%	12.06%	10.69%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	4.86%	5.16%	4.74%
Asset Allocation	NYIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.89%	12.24%	7.06%	8.05%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.26%	7.78%	2.67%	1.81%
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Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.88%	16.70%	6.29%	7.13%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.83%	14.76%	8.30%	9.91%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	16.11%	5.34%	10.10%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	6.60%	4.18%	5.87%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.90%	8.60%	3.73%	4.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.17%	(0.15)%	1.13%
Large Cap Equity	NYLIM VP MFS® Investors Trust (formerly VP MFS® Investors Trust) – Service Class Adviser: New York Life Investment Management LLC Subadviser: Massachusetts Financial Services Company (“MFS”)	1.00%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research (formerly VP MFS® Research) – Service Class Adviser: New York Life Investments / Subadviser: MFS	1.01%	N/A	N/A	N/A
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Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.83%	11.02%	5.36%	6.61%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	15.20%	17.27%	10.88%
Sector	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) – Initial Class Adviser: New York Life Investments Subadviser: NIMNA	1.03%	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.34%	7.89%	1.11%	3.03%
International/Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	12.01%	(0.05)%	5.18%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	17.43%	14.00%	14.34%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	7.00%	4.79%	7.12%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.11%	4.63%	1.38%	8.68%
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Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.05%	3.02%	1.89%
Large Cap Equity	NYLIM VP Wellington Growth (formerly NYLI VP Wellington Growth) — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.98%	16.77%	10.10%	13.17%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	9.26%	5.66%	7.15%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	14.07%	12.41%	15.85%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein LP	0.85%	10.20%	11.15%	10.30%
Asset Allocation	American Funds® IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	15.59%	8.70%	9.50%
Investment Grade Bond	American Funds® IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.72%	6.98%	(0.38)%	2.11%
Investment Grade Bond	American Funds® IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	9.03%	(2.76)%	0.97%
Large Cap Equity	American Funds® IS Growth Fund — Class 4 Adviser: CRMC	0.83%	19.93%	13.09%	17.67%
Large Cap Equity	American Funds® IS Growth-Income Fund — Class 4 Adviser: CRMC	0.78%	17.77%	13.62%	13.63%
13

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/Global Equity	American Funds® IS New World Fund® — Class 4 Adviser: CRMC	1.07%	27.92%	5.06%	8.98%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4 Adviser: CRMC	1.15%	14.33%	0.23%	6.96%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	7.54%	(0.49)%	1.45%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	16.90%	13.60%	12.08%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	9.09%	4.57%	6.07%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	15.30%	12.44%	6.46%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	12.65%	1.47%	4.03%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	8.84%	(0.68)%	2.52%
14

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2 Adviser: Columbia	1.13%	14.66%	12.19%	11.20%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Company Growth Fund — Class 2 Adviser: Columbia	1.12%	21.69%	3.32%	14.89%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.31%	10.03%	4.88%	4.52%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	6.76%	(0.81)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.79%	21.24%	15.08%	15.49%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.12%	40.79%	5.62%	10.66%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.71%	18.75%	12.13%	11.32%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.37%	12.03%	7.75%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.63%	15.71%	6.67%	8.19%
15

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	21.73%	11.04%	19.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	14.10%	3.92%	N/A
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2 Adviser: FMR / Subadvisers: FIL Investment Advisors	1.02%	18.36%	5.99%	9.53%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.41%	32.82%	7.76%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.62%	6.93%	(0.21)%	2.45%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.80%	11.49%	9.83%	10.31%
Sector	Franklin Gold and Precious Metals VIP Fund — Class 2 Adviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.95%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Subadviser: Franklin Advisers	0.88%	17.04%	10.14%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	15.01%	7.87%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	13.18%	6.49%	N/A
16

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	11.51%	4.91%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	9.04%	2.65%	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund — Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.05%	5.80%	5.19%	4.61%
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	16.23%	3.42%	5.95%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	8.44%	8.07%	10.31%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	7.41%	7.35%	12.51%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.07%	20.60%	12.23%	12.64%
Investment Grade Bond	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.72%	5.90%	2.25%	2.62%
Large Cap Equity	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio — Service Class Adviser: Lincoln Financial Investments Corporation / Subadviser: ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class Adviser: MFS	1.14%	32.96%	7.02%	9.68%
17

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	5.75%	9.90%	9.69%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.15%	21.75%	5.25%	7.27%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.02%	10.08%	3.31%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.19%	3.85%	0.93%	2.78%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.42%	1.47%	1.69%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.75%	4.57%	3.14%	2.65%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.83%	8.78%	(0.08)%	2.26%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
18

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC (“Voya”) / Subadviser: Voya Investment Management Co. LLC (“VIM”)	0.92%	17.94%	15.18%	14.33%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class S Adviser: Voya / Subadviser: VIM	0.80%	7.46%	(0.09)%	2.42%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II+++ Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.79%	7.69%	(1.67)%	1.85%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.
+
Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.
++
Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
+++
Closed for policyowners who were not invested in the Investment Division on May 1, 2026, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after May 1, 2026.

The following is a list of fixed options currently available under the policy. We may change the features of the fixed options listed below and offer new fixed options. We will provide you with written notice before doing so.
Name	Term	Guaranteed Minimum Interest Rate
Fixed Account	N/A	0.05%
DCA Advantage Account	6 months	0.05%
19

Appendix B

Allocation Options available with IPP and IPP II
If you elect either the IPP (after February 15, 2010) or IPP II rider, then you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account. You may not allocate more than 25% of your initial premium payment to the Fixed Account. The Fixed Account is not available for policies issued in the State of New York. In addition, the Fixed Account is not available in the State of Washington if the IPP or IPP II rider is selected. The allowable Allocation Options under IPP and IPP II are as follows:
Fixed Account*
NYLIM VP Balanced — Service Class
NYLIM VP Bond — Service Class
NYLIM VP Conservative Allocation — Service Class
NYLIM VP Fidelity Institutional AM® Utilities — Service Class
NYLIM VP Floating Rate — Service Class
NYLIM VP Growth Allocation — Service Class
NYLIM VP Hedge Multi-Strategy — Service Class
NYLIM VP Income Builder — Service Class
NYLIM VP Janus Henderson Balanced — Initial Class
NYLIM VP Janus Henderson Balanced — Service Class
NYLIM VP MacKay Convertible — Service Class
NYLIM VP MacKay High Yield Corporate Bond — Service Class
NYLIM VP MacKay Strategic Bond — Service Class
NYLIM VP MacKay U.S. Infrastructure Bond — Service Class
NYLIM VP Moderate Allocation — Service Class
NYLIM VP PIMCO Real Return — Service Class
NYLIM VP U.S. Government Money Market — Initial Class
American Funds® IS Asset Allocation Fund — Class 4
American Funds® IS The Bond Fund of America® — Class 4
American Funds® IS Capital World Bond Fund® — Class 4
American Funds® IS U.S. Government Securities Fund® — Class 4
BlackRock® Global Allocation V.I. Fund — Class III
BlackRock® High Yield V.I. Fund — Class III
Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
Columbia Variable Portfolio — Intermediate Bond Fund — Class 2
DWS Alternative Asset Allocation VIP — Class B
Fidelity® VIP Bond Index Portfolio — Service Class 2
Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2
Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Franklin Templeton Moderate Model Portfolio — Class II
Franklin Templeton Moderately Conservative Model Portfolio — Class II
Franklin Templeton Conservative Model Portfolio — Class II
Lord Abbett Series Fund, Inc - Short Duration Income Portfolio — Class VC
PIMCO VIT Income Portfolio — Advisor Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
PIMCO VIT Low Duration Portfolio — Advisor Class
PIMCO VIT Short-Term Portfolio — Advisor Class
PIMCO VIT Total Return Portfolio — Advisor Class
Voya Intermediate Bond Portfolio — Class S
Western Asset Core Plus VIT Portfolio — Class II
*
You may not allocate more than 25% of your initial premium payment to the Fixed Account. Not available in New York or Washington.
-20

Appendix C

Investment Divisions, Model Portfolios and Asset Allocation Models available with GIPR and GIPR 2.0
Option 1 – Choose Your Own Investment Divisions
Asset Allocation Categories:
Category A:
Minimum Allocation	30%
Maximum Allocation	100%
Category A Funds
NYLIM VP Bond		Fidelity® VIP Bond Index Portfolio
NYLIM VP Floating Rate		Fidelity® VIP Investment Grade Bond Portfolio
NYLIM VP MacKay High Yield Corporate Bond		Lord Abbett Series Fund, Inc. - Short Duration Income Port.
NYLIM VP MacKay Strategic Bond		PIMCO VIT Income Portfolio
NYLIM VP MacKay U.S. Infrastructure Bond		PIMCO VIT International Bond Port. (U.S. Dollar-Hedged)
NYLIM VP PIMCO Real Return		PIMCO VIT Low Duration Portfolio
NYLIM VP U.S. Government Money Market		PIMCO VIT Short-Term Portfolio
American Funds® IS The Bond Fund of America®		PIMCO VIT Total Return Portfolio
American Funds® IS Capital World Bond Fund®		Voya Intermediate Bond Portfolio
American Funds® IS U.S. Government Securities Fund®		Western Asset Core Plus VIT Portfolio
BlackRock® High Yield V.I. Fund
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Intermediate Bond Fund
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity		American Funds® IS Asset Allocation Fund
NYLIM VP Balanced		American Funds® IS Growth Fund
NYLIM VP Conservative Allocation		American Funds® IS Growth-Income Fund
NYLIM VP Dimensional U.S. Equity		American Funds® IS Washington Mutual Investors Fund
NYLIM VP Epoch U.S. Equity Yield		BlackRock® Global Allocation V.I. Fund
NYLIM VP Equity Allocation		BNY Mellon Sustainable U.S. Equity Portfolio
NYLIM VP Fidelity Institutional AM® Utilities		DWS Alternative Asset Allocation VIP
NYLIM VP Growth Allocation		Fidelity® VIP ContrafundSM Portfolio
NYLIM VP Hedge Multi-Strategy		Fidelity® VIP FundsManager® 60% Portfolio
NYLIM VP Income Builder		Fidelity® VIP Growth Opportunities Portfolio
NYLIM VP Janus Henderson Balanced		Franklin Templeton Moderately Aggressive Model Portfolio
NYLIM VP MacKay Convertible		Franklin Templeton Moderate Model Portfolio
NYLIM VP MFS® Investors Trust		Franklin Templeton Moderately Conservative Model Portfolio
NYLIM VP MFS® Research		Franklin Templeton Conservative Model Portfolio
NYLIM VP Moderate Allocation		LVIP ClearBridge Appreciation Fund
NYLIM VP S&P 500 Index		Voya Growth and Income Portfolio
NYLIM VP Wellington Growth
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio
Category C:
Minimum Allocation	0%
Maximum Allocation	10%
-21

Category C Funds
NYLIM VP Candriam Emerging Markets Equity
NYLIM VP CBRE Global Infrastructure
NYLIM VP Natural Resources
NYLIM VP Newton Technology Growth
NYLIM VP PineStone International Equity
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Columbia Variable Portfolio — Commodity Strategy
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Extended Market Index Portfolio

Fidelity® VIP Health Care Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Gold and Precious Metals VIP Fund
Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Mid Cap Value Portfolio
MFS® Research International Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio
Nomura VIP Small Cap Value Series
Principal VC Real Estate Securities Account
Putnam VT International Value Fund

Option 2 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 3 – Asset Allocation Models (subject to availability)
Moderately Aggressive		Moderate
10%	NYLIM VP S&P 500 Index	10%	NYLIM VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	NYLIM VP Bond
7%	NYLIM VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds® IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP Schroders Mid Cap Opportunities	7%	NYLIM VP MacKay High Yield Corporate Bond
6%	NYLIM VP Bond	6%	NYLIM VP MacKay U.S. Infrastructure Bond
6%	NYLIM VP MFS® Investors Trust	5%	NYLIM VP PIMCO Real Return
5%	NYLIM VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	NYLIM VP MFS® Investors Trust
5%	NYLIM VP MFS® Research	5%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	LVIP ClearBridge Appreciation Fund	5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP PineStone International Equity	5%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS New World Fund®	5%	American Funds® IS New World Fund®
5%	MFS® International Intrinsic Equity Portfolio	5%	MFS® International Intrinsic Equity Portfolio

Moderately Conservative		Conservative
10%	NYLIM VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	NYLIM VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	NYLIM VP MacKay U.S. Infrastructure Bond
-22

Moderately Conservative		Conservative
8%	NYLIM VP MacKay U.S. Infrastructure Bond	10%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	NYLIM VP PIMCO Real Return	7%	NYLIM VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	NYLIM VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	NYLIM VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	NYLIM VP MFS® Investors Trust	4%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP MFS® Research	3%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP Schroders Mid Cap Opportunities
-23

This Summary Prospectus incorporates by reference the New York Life Premier Variable Annuity full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/premier. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Separate Account III EDGAR contract identifier #C000074527

Separate Account IV EDGAR contract identifier #C000074529

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
New York Life Premier Variable Annuity II
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV
This summary prospectus summarizes key features of the New York Life Premier Variable Annuity II policies.
Before you invest, you should review the prospectus for the New York Life Premier Variable Annuity II policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the policy online at https://dfinview.com/NewYorkLife/TAHD/premier-ii. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierIIProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklife.com or the New York Life Mobile Application (“mobile application” or “mobile app”) which is available for download on the Apple App Store and Google Play Store. If you sign up for electronic delivery, we will apply a one-time $30 e-delivery credit to your Accumulation Value in accordance with your allocation instructions in the Policy Year in which you register.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing. All written service requests (except for subsequent premium payments and loan repayments) must be sent to the NYLIAC Variable Products Service Center (VPSC) at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Death Claim forms may also be submitted to	Regular Mail
New York Life P.O. Box 130539 Dallas, TX 75313–0539
Premium payments and loan repayments should be sent to the VPSC at one of the following addresses (acceptance of subsequent premium payments is subject to the sales standards we use to evaluate whether a recommended transaction related to your policy complies with applicable standards of conduct):
	Regular Mail	Express Mail
Premium Payments and Loan Repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC 5450 N Cumberland Avenue Suite 100 Chicago, IL 60656-1422
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.
1

Definitions

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.
Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges, policy service charges and rider charges deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.
Dollar Cost Averaging (DCA) Advantage Account— A non-variable Allocation Option to which you may allocate Premium Payments, subject to the limitations described on the Policy Data Page, and from which amounts are transferred to the Investment Divisions proportionally on a monthly basis. The DCA Advantage Account duration is shown on the Policy Data Page. We credit the DCA Advantage Account with a fixed interest rate. The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The benefits payable under the Fixed Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account Accumulation Value—The sum of premium payments and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy, or as subsequently changed after issue, who is entitled to exercise all rights under the policy.
Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.
Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.
Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios —The mutual fund portfolios in which the corresponding Investment Divisions invest.
Separate Account—NYLIAC Variable Annuity Separate Account–III or NYLIAC Variable Annuity Separate Account–IV, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Surrender Charge Free Amount—You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. For policies issued to policyowners age 75 and under, the maximum amount you may withdraw without a surrender charge in any given Policy Year is the greatest of either: (i) 10% of your Accumulation Value as of the last Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year) less any prior surrender charge free withdrawals
2

during the Policy Year; (ii) 10% of your Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals during the Policy Year; or (iii) your Accumulation Value less accumulated premium payments. For policyowners age 76-80 who applied for policies prior to May 1, 2022, this percentage is 50%. For policyowners age 76-85 who applied for policies on or after May 1, 2022, this percentage is 25%.
Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.
3

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2025. This may not reflect all changes that have occurred since you purchased your policy.

Name Change of Trust and Portfolios	The name of the New York Life Investments VP Funds Trust has changed to NYLIM VP Funds Trust. All references to NYLI in the Portfolio names are deleted and replaced with NYLIM.
The following Portfolios are added as available Investment Divisions under the policy	American Funds® IS Growth-Income Fund — Class 4
Columbia Variable Portfolio — Small Company Growth Fund — Class 2
Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2
Franklin Gold and Precious Metals VIP Fund — Class 2
Goldman Sachs VIT International Equity Insights Fund — Service Class
Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC
Voya Intermediate Bond Portfolio — Class S
The names of the following Portfolios have been changed	NYLIM VP American Century Large Cap Equity (formerly NYLI American Century Sustainable Equity) — Service Class
American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4
Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2
LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class
MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class
Nomura VIP Small Cap Value Series (formerly Macquire VIP Small Cap Value Series) — Service Class
The following advisers were changed
References to Delaware Management Company, a series of Macquarie Investment
Management Business Trust, the adviser to the prior Macquarie VIP Small Cap Value
Series — Service Class were deleted and replaced with Delaware Management
Company, a series of Nomura Investment Management Business Trust.

References to Franklin Templeton Fund Adviser, LLC the advisor to the prior
ClearBridge Variable Appreciation Portfolio — Class II were deleted and replaced with Lincoln Financial Investments Corporation.

The following subadviser was deleted	References to Macquarie Investment Management Global Limited, the subadviser to the prior Macquarie VIP Small Cap Value Series — Service Class were deleted.
Closure of Portfolio to New Investments	On May 1, 2026, Western Asset Core Plus VIT Portfolio — Class II was closed to all policyowners except those policyowners who already had Accumulation Value invested as of the closure date.
Limits on Transfers	The limits on transfers section has been updated to reflect how we handle standing allocation instructions when a transfer request is not accepted by any one of the Portfolios.
IPR 5.0 Holding Period	The 7 year Holding Period under the IPR 5.0 is now available in Oregon and Virginia.
Policy Application and Premium Payments	The maximum aggregate amount of premium payments accepted without prior NYLIAC approval has been changed from $1,000,000 to $2,000,000.
4

Portfolio Performance and Expenses	For updated Portfolio performance and expense information, see Appendix 1A for the Investment Options Available Under the Policy.
5

Important Information You Should Consider About The Policy

	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?
Yes. If you withdraw more than the Surrender Charge Free Amount from your policy within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 7% of the amount withdrawn during the first two Payment
Years following the premium payment (8% during the first year for policies applied for before May 1, 2019) declining to 0% over that seven-year period. For example, if you make an early withdrawal within the first Payment Year, you could pay a surrender charge of up to
$7,000 ($8,000 for policies applied for before May 1, 2019) on a
$100,000 investment. The withdrawal amount could be reduced by taxes or tax penalties.
CHARGES AND DEDUCTIONS – Transaction Expenses –Surrender Charges FEE TABLE
Are There Transaction Charges?
Yes. In addition to surrender charges, we reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. A Rider Risk
Charge Adjustment (“Cancellation Charge”) may apply if you
discontinue the investment preservation rider.
CHARGES AND DEDUCTIONS –Transaction Expenses FEE TABLE
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS -Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses

ANNUAL FEE*	MINIMUM	MAXIMUM
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.45%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.35%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses
6

1 As a percentage of Accumulation Value after the Surrender Charge
Period for the initial premium (Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments during the Surrender
Charge Period for the initial premium (Maximum Base Contract Charge)
plus a percentage attributable to the Annual Policy Service Charge.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider or Investment Preservation Rider 2.0
(10-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.
*Applicable fees may vary depending on purchase date. See FEE
TABLE and APPENDIX 4 in the prospectus.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,411.46	HIGHEST ANNUAL COST $3,591.02

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
7

Is this a Short-Term Investment?
No. This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 7 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals may also be subject to federal and state income taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect an investment preservation rider, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What are the Risks Associated with the Investment Options?
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option, including the Fixed Account and the DCA
Advantage Account, has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What are the Risks Related to the Insurance Company?
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Limits on the Investments Options?
Yes.
•We limit the number of Investment Divisions you may choose. You may allocate premium payments and Accumulation Value to up to 18 separate Investment Divisions, plus the Fixed Account and the DCA
Advantage Account, some of which may not be available under your policy.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•Additional restrictions apply with respect to transfers to and from the
Fixed Account and the DCA Advantage Account.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
THE POLICIES—Policy Application and Premium Payments, Transfers, and Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNTS— Additions, Deletions, or Substitutions of Investments
8

Are There Restriction on Policy Benefits?
Yes.
•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.
•Certain optional benefits may limit withdrawals or other rights under the policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal and/or could terminate the benefit.
•You are required to have a minimum Accumulation Value for some optional benefits.
•We may modify or discontinue an optional benefit at any time.
•Some optional benefits cannot be cancelled without surrendering your policy.
•The amount of the death benefit available under certain optional benefits may vary depending on the date of death. Certain optional benefits may offer a lesser death benefit at issue and require that the policy be held for a minimum waiting period before the greater death benefit will be payable. If you die before the end of the minimum waiting period, the death benefit will be less than the greater death benefit available after the minimum waiting period. Additionally, where there is a reset of certain optional benefit riders, a new minimum waiting period will be required before the greater death benefit will be payable. If you die before the end of the new minimum waiting period, the death benefit may be less than the greater death benefit available after the new minimum waiting period.
DESCRIPTION OF BENEFITS
	TAXES	LOCATION IN PROSPECTUS
What are the Policy’s Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the policy does not provide additional benefits.
•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are the Investment Professionals Compensated?
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based
compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
9

Should I Exchange my Policy?
Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, risks of both policies, and any fees or penalties to terminate the existing policy that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax-Free Section 1035 Exchanges; Selecting the Variable Annuity That’s Right for You
10

Appendix 1A
Investment Options Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premier-ii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierIIProspectus@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
If you purchased an investment preservation rider, you may not be able to invest in certain Portfolios. If you purchased the IPR or IPR 2.0, your available Allocation Options are listed in APPENDIX 1B. If you purchased the IPR 3.0, your available Allocation Options are listed in APPENDIX 1C. If you purchased your IPR 4.0 or IPR 5.0 your available Allocation Options are listed in APPENDIX 1C and in APPENDIX 1D.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.93%	11.06%	13.68%	11.58%
Asset Allocation	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.97%	11.16%	7.14%	7.04%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.80%	6.57%	(0.88)%	1.71%
International/Global Equity	NYLIM VP Candriam Emerging Markets Equity (formerly NYLI VP Candriam Emerging Markets Equity) — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.45%	35.54%	2.52%	7.39%
Appendix 1A-1

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	NYLIM VP CBRE Global Infrastructure (formerly NYLI VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	15.31%	6.79%	2.39%
Asset Allocation	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.80%	9.29%	3.67%	5.14%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	13.46%	12.11%	12.40%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	13.96%	11.74%	9.69%
Asset Allocation	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.94%	13.69%	7.90%	9.07%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	13.50%	12.06%	10.69%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	4.86%	5.16%	4.74%
Asset Allocation	NYLIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.89%	12.24%	7.06%	8.05%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.26%	7.78%	2.67%	1.81%
Appendix 1A-2

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.88%	16.70%	6.29%	7.13%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.83%	14.76%	8.30%	9.91%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	16.11%	5.34%	10.10%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	6.60%	4.18%	5.87%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.90%	8.60%	3.73%	4.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.17%	(0.15)%	1.13%
Large Cap Equity	NYLIM VP MFS® Investors Trust (formerly NYLI VP MFS® Investors Trust) — Service Class Adviser: New York Life Investments / Subadviser: Massachusetts Financial Services Company (“MFS”)	1.00%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research (formerly NYLI VP MFS® Research) — Service Class Adviser: New York Life Investments / Subadviser: MFS	1.01%	N/A	N/A	N/A
Appendix 1A-3

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.83%	11.02%	5.36%	6.61%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	15.20%	17.27%	10.88%
Sector	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) — Service Class Adviser: New York Life Investments / Subadviser: NIMNA	1.03%	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.34%	7.89%	1.11%	3.03%
International/Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	12.01%	(0.05)%	5.18%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	17.43%	14.00%	14.34%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	7.00%	4.79%	7.12%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.11%	4.63%	1.38%	8.68%
Appendix 1A-4

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.05%	3.02%	1.89%
Large Cap Equity	NYLIM VP Wellington Growth (formerly NYLI VP Wellington Growth) — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.98%	16.77%	10.10%	13.17%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	9.26%	5.66%	7.15%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	14.07%	12.41%	15.85%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.85%	10.20%	11.15%	10.30%
Asset Allocation	American Funds® IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	15.59%	8.70%	9.50%
Investment Grade Bond	American Funds® IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.72%	6.98%	(0.38)%	2.11%
Investment Grade Bond	American Funds® IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	9.03%	(2.76)%	0.97%
Large Cap Equity	American Funds® IS Growth Fund — Class 4 Adviser: CRMC	0.83%	19.93%	13.09%	17.67%
Large Cap Equity	American Funds® IS Growth-Income Fund — Class 4 Adviser: CRMC	0.78%	17.77%	13.62%	13.63%
Appendix 1A-5

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/Global Equity	American Funds® IS New World Fund® — Class 4 Adviser: CRMC	1.07%	27.92%	5.06%	8.98%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4 Adviser: CRMC	1.15%	14.33%	0.23%	6.96%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	7.54%	(0.49)%	1.45%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	16.90%	13.60%	12.08%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	9.09%	4.57%	6.07%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	15.30%	12.44%	6.46%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	12.65%	1.47%	4.03%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	8.84%	(0.68)%	2.52%
Appendix 1A-6

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2 Adviser: Columbia	1.13%	14.66%	12.19%	11.20%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Company Growth Fund — Class 2 Adviser: Columbia	1.12%	21.69%	3.32%	14.89%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.31%	10.03%	4.88%	4.52%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	6.76%	(0.81)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.79%	21.24%	15.08%	15.49%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.12%	40.79%	5.62%	10.66%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.71%	18.75%	12.13%	11.32%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.37%	12.03%	7.75%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.63%	15.71%	6.67%	8.19%
Appendix 1A-7

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	21.73%	11.04%	19.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	14.10%	3.92%	N/A
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2 Adviser: FMR / Subadvisers: FIL Investment Advisors	1.02%	18.36%	5.99%	9.53%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.41%	32.82%	7.76%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.62%	6.93%	(0.21)%	2.45%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.80%	11.49%	9.83%	10.31%
Sector	Franklin Gold and Precious Metals VIP Fund — Class 2 Adviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.95%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Subadviser: Franklin Advisers	0.88%	17.04%	10.14%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	15.01%	7.87%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	13.18%	6.49%	N/A
Appendix 1A-8

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	11.51%	4.91%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	9.04%	2.65%	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund — Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.05%	5.80%	5.19%	4.61%
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	16.23%	3.42%	5.95%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	8.44%	8.07%	10.31%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	7.41%	7.35%	12.51%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.07%	20.60%	12.23%	12.64%
Investment Grade Bond	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.72%	5.90%	2.25%	2.62%
Large Cap Equity	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class Adviser: Lincoln Financial Investments Corporation / Subadviser: ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class Adviser: MFS	1.14%	32.96%	7.02%	9.68%
Appendix 1A-9

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	5.75%	9.90%	9.69%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.15%	21.75%	5.25%	7.27%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.02%	10.08%	3.31%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.19%	3.85%	0.93%	2.78%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.42%	1.47%	1.69%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.75%	4.57%	3.14%	2.65%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.83%	8.78%	(0.08)%	2.26%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
Appendix 1A-10

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC (“Voya”) / Subadviser: Voya Investment Management Co. LLC (“VIM”)	0.92%	17.94%	15.18%	14.33%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class S Adviser: Voya / Subadviser: VIM	0.80%	7.46%	(0.09)%	2.42%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II+++ Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.79%	7.69%	(1.67)%	1.85%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.
+
Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.
++
Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
+++
Closed for policyowners who were not invested in the Investment Division on May 1, 2026, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after May 1, 2026.

The following is a list of fixed options currently available under the policy. We may change the features of the fixed options listed below and offer new fixed options. We will provide you with written notice before doing so.
Name	Term	Guaranteed Minimum Interest Rate
Fixed Account	N/A	0.05%
DCA Advantage Account	6 months	0.05%
Appendix 1A-11

Appendix 1B
Investment Divisions, Model Portfolios and Asset Allocation Models available with IPR and IPR 2.0
Option 1 – Choose Your Own Investment Divisions
Asset Allocation Categories:
Category A:
Minimum Allocation	30%
Maximum Allocation	100%
Category A Funds
NYLIM VP Bond		Fidelity® VIP Bond Index Portfolio
NYLIM VP Floating Rate		Fidelity® VIP Investment Grade Bond Portfolio
NYLIM VP MacKay High Yield Corporate Bond		Lord Abbett Series Fund, Inc. — Short Duration Income Port
NYLIM VP MacKay Strategic Bond		PIMCO VIT Income Portfolio
NYLIM VP MacKay U.S. Infrastructure Bond		PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
NYLIM VP PIMCO Real Return		PIMCO VIT Low Duration Portfolio
NYLIM VP U.S. Government Money Market		PIMCO VIT Short-Term Portfolio
American Funds® IS The Bond Fund of America®		PIMCO VIT Total Return Portfolio
American Funds® IS Capital World Bond Fund®		Voya Intermediate Bond Portfolio
American Funds® IS U.S. Government Securities Fund®		Western Asset Core Plus VIT Portfolio
BlackRock® High Yield V.I. Fund
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Intermediate Bond Fund
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity		American Funds® IS Asset Allocation Fund
NYLIM VP Balanced		American Funds® IS Growth Fund
NYLIM VP Conservative Allocation		American Funds® IS Growth-Income Fund
NYLIM VP Dimensional U.S. Equity		American Funds® IS Washington Mutual Investors Fund
NYLIM VP Epoch U.S. Equity Yield		BlackRock® Global Allocation V.I. Fund
NYLIM VP Equity Allocation		BNY Mellon Sustainable U.S. Equity Portfolio
NYLIM VP Fidelity Institutional AM® Utilities		DWS Alternative Asset Allocation VIP
NYLIM VP Growth Allocation		Fidelity® VIP ContrafundSM Portfolio
NYLIM VP Hedge Multi-Strategy		Fidelity® VIP FundsManager® 60% Portfolio
NYLIM VP Income Builder		Fidelity® VIP Growth Opportunities Portfolio
NYLIM VP Janus Henderson Balanced		Franklin Templeton Moderately Aggressive Model Portfolio
NYLIM VP MacKay Convertible		Franklin Templeton Moderate Model Portfolio
NYLIM VP MFS® Investors Trust		Franklin Templeton Moderately Conservative Model Portfolio
NYLIM VP MFS® Research		Franklin Templeton Conservative Model Portfolio
NYLIM VP Moderate Allocation		LVIP ClearBridge Appreciation Fund
NYLIM VP S&P 500 Index		Voya Growth and Income Portfolio
NYLIM VP Wellington Growth
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio
Appendix 1B-1

Category C:
Minimum Allocation	0%
Maximum Allocation	10%
Category C Funds
NYLIM VP Candriam Emerging Markets Equity
NYLIM VP CBRE Global Infrastructure
NYLIM VP Natural Resources
NYLIM VP Newton Technology Growth
NYLIM VP PineStone International Equity
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Columbia Variable Portfolio — Commodity Strategy
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Gold and Precious Metals VIP Fund
Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Mid Cap Value Portfolio
MFS® Research International Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio
Nomura VIP Small Cap Value Series
Principal VC Real Estate Securities Account
Putnam VT International Value Fund

Option 2 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 3 - Asset Allocation Models (subject to availability)
Moderately Aggressive		Moderate
10%	NYLIM VP S&P 500 Index	10%	NYLIM VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	NYLIM VP Bond
7%	NYLIM VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds® IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP Schroders Mid Cap Opportunities	7%	NYLIM VP MacKay High Yield Corporate Bond
6%	NYLIM VP Bond	6%	NYLIM VP MacKay U.S. Infrastructure Bond
6%	NYLIM VP MFS® Investors Trust	5%	NYLIM VP PIMCO Real Return
5%	NYLIM VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	NYLIM VP MFS® Investors Trust
5%	NYLIM VP MFS® Research	5%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	LVIP ClearBridge Appreciation Fund	5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP PineStone International Equity	5%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS New World Fund®	5%	American Funds® IS New World Fund®
5%	MFS® International Intrinsic Equity Portfolio	5%	MFS® International Intrinsic Equity Portfolio

Appendix 1B-2

Moderately Conservative		Conservative
10%	NYLIM VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	NYLIM VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	NYLIM VP MacKay U.S. Infrastructure Bond
8%	NYLIM VP MacKay U.S. Infrastructure Bond	10%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	NYLIM VP PIMCO Real Return	7%	NYLIM VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	NYLIM VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	NYLIM VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	NYLIM VP MFS® Investors Trust	4%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP MFS® Research	3%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP Schroders Mid Cap Opportunities
Appendix 1B-3

Appendix 1C
Model Portfolios, Investment Divisions and Asset Allocation Models available with IPR 3.0; IPR 4.0 (12–15 and 20–year Holding Period options) and IPR 5.0 (10-year Holding Period option for policies with an application signed on or after May 1, 2025; 12–15 and 20–year Holding Period options)
Option 1 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative (For IPR 4.0 and IPR 5.0, only available with 20-year holding period)
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
NYLIM VP Bond
NYLIM VP MacKay U.S. Infrastructure Bond
NYLIM VP PIMCO Real Return
NYLIM VP U.S. Government Money Market
American Funds® IS The Bond Fund of America®
American Funds® IS Capital World Bond Fund®
American Funds® IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP Investment Grade Bond Portfolio

Lord Abbett Series Fund, Inc. — Short Duration Income Port
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Voya Intermediate Bond Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
NYLIM VP Floating Rate NYLIM VP MacKay High Yield Corporate Bond NYLIM VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity
NYLIM VP Dimensional U.S. Equity
NYLIM VP Epoch U.S. Equity Yield
NYLIM VP Hedge Multi-Strategy
NYLIM VP MacKay Convertible
NYLIM VP MFS® Investors Trust
NYLIM VP MFS® Research
NYLIM VP S&P 500 Index
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio

American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
LVIP ClearBridge Appreciation Fund
Voya Growth and Income Portfolio

Appendix 1C-1

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Extended Market Index Portfolio

Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Enterprise Portfolio
MFS® Mid Cap Value Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio
Nomura VIP Small Cap Value Series

Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
NYLIM VP PineStone International Equity
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio

Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
NYLIM VP CBRE Global Infrastructure NYLIM VP Fidelity Institutional AM® Utilities NYLIM VP Natural Resources NYLIM VP Newton Technology Growth		Columbia Variable Portfolio — Commodity Strategy Fidelity® VIP Health Care Portfolio Franklin Gold and Precious Metals VIP Fund Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
NYLIM VP Balanced
NYLIM VP Conservative Allocation
NYLIM VP Income Builder
NYLIM VP Janus Henderson Balanced
NYLIM VP Moderate Allocation
American Funds® IS Asset Allocation Fund
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Option 4 – Asset Allocation Models (subject to availability; not available with IPR 5.0)
Moderately Aggressive		Moderate
10%	NYLIM VP S&P 500 Index	10%	NYLIM VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	NYLIM VP Bond
7%	NYLIM VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds® IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP Schroders Mid Cap Opportunities	7%	NYLIM VP MacKay High Yield Corporate Bond
Appendix 1C-2

Moderately Aggressive		Moderate
6%	NYLIM VP Bond	6%	NYLIM VP MacKay U.S. Infrastructure Bond
6%	NYLIM VP MFS® Investors Trust	5%	NYLIM VP PIMCO Real Return
5%	NYLIM VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	NYLIM VP MFS® Investors Trust
5%	NYLIM VP MFS® Research	5%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	LVIP ClearBridge Appreciation Fund	5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP PineStone International Equity	5%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS New World Fund®	5%	American Funds® IS New World Fund®
5%	MFS® International Intrinsic Equity Portfolio	5%	MFS® International Intrinsic Equity Portfolio

Moderately Conservative		Conservative
10%	NYLIM VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	NYLIM VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	NYLIM VP MacKay U.S. Infrastructure Bond
8%	NYLIM VP MacKay U.S. Infrastructure Bond	10%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	NYLIM VP PIMCO Real Return	7%	NYLIM VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	NYLIM VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	NYLIM VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	NYLIM VP MFS® Investors Trust	4%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP MFS® Research	3%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP Schroders Mid Cap Opportunities
Appendix 1C-3

Appendix 1D
Model Portfolios, Investment Divisions and Asset Allocation Models available with IPR 4.0 (10-year Holding Period option) and IPR 5.0 (7-year Holding Period option; 10–year Holding Period option for policies with an application signed on or before April 30, 2025)
Option 1 – Franklin Templeton Model Portfolios
Moderate		Moderately Conservative
100%	Franklin Templeton Moderate Model Portfolio	100%	Franklin Templeton Moderately Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	40%
Maximum Allocation	100%

Subcategory I Funds (Maximum Allocation 10% - total among all the subcategory I Funds)
NYLIM VP Bond
NYLIM VP MacKay U.S. Infrastructure Bond
NYLIM VP PIMCO Real Return
NYLIM VP U.S. Government Money Market
American Funds® IS The Bond Fund of America®
American Funds® IS Capital World Bond Fund®
American Funds® IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP Investment Grade Bond Portfolio

Lord Abbett Series Fund, Inc. — Short Duration Income Port
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Voya Intermediate Bond Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
NYLIM VP Floating Rate NYLIM VP MacKay High Yield Corporate Bond NYLIM VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	60%
Category B Funds
NYLIM VP American Century Large Cap Equity
NYLIM VP Epoch U.S. Equity Yield
NYLIM VP Dimensional U.S. Equity
NYLIM VP Hedge Multi-Strategy
NYLIM VP MacKay Convertible
NYLIM VP MFS® Investors Trust
NYLIM VP MFS® Research
NYLIM VP S&P 500 Index
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio

American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
LVIP ClearBridge Appreciation Fund
Voya Growth and Income Portfolio

Category C:
Minimum Allocation	0%
Maximum Allocation	25%
Appendix 1D-1

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio Nomura VIP Small Cap Value Series
Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
NYLIM VP PineStone International Equity
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio

Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
NYLIM VP CBRE Global Infrastructure NYLIM VP Fidelity Institutional AM® Utilities NYLIM VP Natural Resources NYLIM VP Newton Technology Growth	Columbia Variable Portfolio — Commodity Strategy Fidelity® VIP Health Care Portfolio Franklin Gold and Precious Metals VIP Fund Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
NYLIM VP Balanced
NYLIM VP Conservative Allocation
NYLIM VP Income Builder
NYLIM VP Janus Henderson Balanced
NYLIM VP Moderate Allocation
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Option 4 – Asset Allocation Models (subject to availability; not available with IPR 5.0)
Moderate		Moderately Conservative
10%	NYLIM VP S&P 500 Index	10%	NYLIM VP Bond
10%	DWS Alternative Asset Allocation VIP	10%	PIMCO VIT Total Return Portfolio
8%	NYLIM VP Bond	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	9%	Fidelity® VIP Bond Index Portfolio
7%	Fidelity® VIP Bond Index Portfolio	8%	NYLIM VP MacKay U.S. Infrastructure Bond
7%	NYLIM VP MacKay High Yield Corporate Bond	7%	NYLIM VP MacKay High Yield Corporate Bond
6%	NYLIM VP MacKay U.S. Infrastructure Bond	6%	NYLIM VP PIMCO Real Return
5%	NYLIM VP PIMCO Real Return	5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
Appendix 1D-2

5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	NYLIM VP MFS® Investors Trust	5%	NYLIM VP S&P 500 Index
5%	NYLIM VP MFS® Research	5%	NYLIM VP MFS® Investors Trust
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	NYLIM VP MFS® Research
5%	American Funds® IS Washington Mutual Investors Fund	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	NYLIM VP Schroders Mid Cap Opportunities	5%	American Funds® IS Washington Mutual Investors Fund
5%	American Funds® IS New World Fund®	5%	NYLIM VP Schroders Mid Cap Opportunities
5%	MFS® International Intrinsic Equity Portfolio
Conservative
14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
12%	NYLIM VP Bond
11%	PIMCO VIT Total Return Portfolio
10%	NYLIM VP MacKay U.S. Infrastructure Bond
10%	Fidelity® VIP Bond Index Portfolio
10%	DWS Alternative Asset Allocation VIP
7%	NYLIM VP PIMCO Real Return
7%	NYLIM VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond
4%	BlackRock® High Yield V.I. Fund
4%	American Funds® IS Washington Mutual Investors Fund
3%	NYLIM VP MFS® Research
3%	NYLIM VP Schroders Mid Cap Opportunities
Appendix 1D-3

This Summary Prospectus incorporates by reference the New York Life Premier Variable Annuity II full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/premier-ii. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Separate Account III EDGAR contract identifier #C000154613

Separate Account IV EDGAR contract identifier #C000154615

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
New York Life Premier Plus Variable Annuity
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV
This summary prospectus summarizes key features of the New York Life Premier Plus Variable Annuity policies.
Before you invest, you should review the prospectus for the New York Life Premier Plus Variable Annuity policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the policy online at https://dfinview.com/NewYorkLife/TAHD/premierplus. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019, by logging into your account at www.newyorklife.com, or by sending an email request with your name and mailing address to PremierPlusProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklife.com or the New York Life Mobile Application (“mobile application” or “mobile app”) which is available for download on the Apple App Store and Google Play Store.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing. All written service requests (except for subsequent premium payments and loan repayments) must be sent to the NYLIAC Variable Products Service Center (VPSC) at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Death Claim forms may also be submitted to	Regular Mail
New York Life P.O. Box 130539 Dallas, TX 75313–0539
Premium payments and loan repayments should be sent to the VPSC at one of the following addresses (acceptance of subsequent premium payments is subject to the sales standards we use to evaluate whether a recommended transaction related to your policy complies with applicable standards of conduct):
	Regular Mail	Express Mail
Premium Payments and Loan Repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC 5450 N Cumberland Avenue Suite 100 Chicago, IL 60656-1422
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.
1

Definitions

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.
Adjusted Premium Payment—The total dollar amount of premium payments made under the policy and allocated to the Investment Divisions and DCA Advantage Account reduced by any withdrawals and applicable surrender charges in excess of any gain in the policy.
Allocation Options—The Investment Divisions of the Separate Account, any available Asset Allocation Model and the Fixed Account.
Annuity Commencement Date—The date on which we are to make the first Income Payment under the policy, which cannot be later than date you attain age 85.
Base Contract Charge—Mortality and Expense Risk and Administrative Costs Charge (M&E Charge).
Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Code—The Internal Revenue Code of 1986, as amended.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments, Premium Credits and Breakpoint Credits allocated to the DCA Advantage Account, plus interest credited on those premium payments, Premium Credits and Breakpoint Credits, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges and policy service charges that may already have been deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.
Dollar Cost Averaging (DCA) Advantage Account—A non-variable Allocation Option to which you may allocate Premium Payments, subject to the limitations described on the Policy Data Page, and from which accounts are transferred to the Investment Divisions proportionally on a monthly basis. The DCA Advantage Account duration is shown on the Policy Data Page. We credit the DCA Advantage Account with a fixed interest rate. The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The benefits payable under the Fixed Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account Accumulation Value—The sum of premium payments, any Premium Credits and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments, any Premium Credits and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account.
Fund—A mutual fund that has multiple series or Portfolios.
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy or as subsequently changed, who is entitled to exercise all rights under the policy.
Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.
Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.
2

Policy Data Page—Page 2 of the policy which contains the policy specifications.
Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios—The mutual fund portfolios in which the corresponding Investment Divisions invest.
Premium Credit—An additional credit we will apply to your Accumulation Value at the time you make premium payments. The Premium Credit is calculated as a percentage of (each) premium payment(s) and will never be less than the guaranteed minimum premium credit rate displayed on the Policy Data Page (the “Premium Credit Rate”).
Separate Account—NYLIAC Variable Annuity Separate Account–III and NYLIAC Variable Annuity Separate Account–IV, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Surrender Charge Free Amount—You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. We will not assess a surrender charge on amounts you withdraw in any Policy Year that are the greatest of either:  (i) 10% of your Accumulation Value as of the last Policy Anniversary (10% of your premium payment if the withdrawal is made in the first Policy Year), less any prior surrender charge free withdrawals during the Policy Year; (ii)10% of your Accumulation Value at the time of withdrawal, less any prior surrender charge free withdrawals you have already taken in that Policy Year; or (iii) your Accumulation Value less your accumulated premium payments.
Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.
3

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2025. This may not reflect all changes that have occurred since you purchased your policy.

Name Change of Trust and Portfolios	The name of the New York Life Investments VP Funds Trust has changed to NYLIM VP Funds Trust. All references to NYLI in the Portfolio names are deleted and replaced with NYLIM.
The following Portfolios are added as available Investment Divisions under the policy	American Funds® IS Growth-Income Fund — Class 4
Columbia Variable Portfolio — Small Company Growth Fund — Class 2
Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2
Franklin Gold and Precious Metals VIP Fund — Class 2
Goldman Sachs VIT International Equity Insights Fund — Service Class
Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC
Voya Intermediate Bond Portfolio — Class S
The names of the following Portfolios have been changed	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class
American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4
Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2
LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class
MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class
Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class
The following advisers were changed
References to Delaware Management Company, a series of Macquarie Investment
Management Business Trust, the adviser to the prior Macquarie VIP Small Cap Value
Series — Service Class were deleted and replaced with Delaware Management
Company, a series of Nomura Investment Management Business Trust

References to Franklin Templeton Fund Adviser, LLC, the advisor to the prior
ClearBridge Variable Appreciation Portfolio — Class II were deleted and replaced with Lincoln Financial Investments Corporation.

The following subadviser was deleted	References to Macquarie Investment Management Global Limited, the subadviser to the prior Macquarie VIP Small Cap Value Series — Service Class were deleted
Closure of Portfolio to New Investments	On May 1, 2026, Western Asset Core Plus VIT Portfolio — Class II was closed to all policyowners except those policyowners who already had Accumulation Value invested as of the closure date.
Policy Application and Premium Payments	The maximum aggregate amount of premium payments accepted without prior NYLIAC approval has been changed from $1,000,000 to $2,000,000.
Portfolio Performance and Expenses	For updated Portfolio performance and expense information, see Appendix A for the Portfolios Available Under the Policy.
4

Important Information You Should Consider About The Policy

	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?
Yes. If you withdraw more than the Surrender Charge Free Amount within 8 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Payment Years declining to
0% over that eight-year period. For example, if you make an early withdrawal within the first two Payment Years, you could pay a surrender charge of up to $8,000 on a $100,000 investment. The withdrawal amount could be reduced by taxes or tax penalties.
CHARGES AND DEDUCTIONS – Transaction Expenses – Surrender Charges FEE TABLE
Are There Transaction Charges?
Yes. In addition to surrender charges, we reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction.
CHARGES AND DEDUCTIONS – Transaction Expenses FEE TABLE
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses FEE TABLE

ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	1.65%	1.75%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.45%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.30%	0.85%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses
5

1 As a percentage of Accumulation Value after the Surrender Charge
Period for the initial premium (Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments during the Surrender
Charge Period for the initial premium (Maximum Base Contract
Charge), plus a percentage attributable to the Annual Policy Service
Charge.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
3 As a percentage of the guarantee under the optional benefit.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,845.93	HIGHEST ANNUAL COST $3,744.05

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is This a Short-Term Investment?
No. This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 8 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals may also be subject to federal and state income taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you purchased the IPP, IPP II,
GIPR or GIPR 2.0, you will not receive a benefit under the rider unless you hold the policy for at least the specified holding period applicable to the rider.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
6

What Are the Risks Associated with the Investment Options?
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option, including the Fixed Account and DCA
Advantage Account, has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Related to the Insurance Company?
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Limits on the Investment Options?
Yes.
•We limit the number of Investment Divisions you may choose. You may allocate premium payments and Accumulation Value to up to 18 separate Investment Divisions, plus the Fixed Account and DCA
Advantage Account, some of which may not be available under your policy.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•Additional restrictions apply with respect to transfers to and from the
Fixed Account and DCA Advantage Account.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
•Premium Credits under the policy may be recaptured upon free look, annuitization, and death.
THE POLICIES—Policy Application and Premium Payments, Transfers, and Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNTS— Additions, Deletions, or Substitutions of Investments
Are There Restrictions on Policy Benefits?
Yes.
•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.
•Certain optional benefits may limit withdrawals or other rights under the policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal and/or could terminate the benefit.
•You are required to have a minimum Accumulation Value for some optional benefits.
•We may modify or discontinue an optional benefit at any time.
•Some optional benefits cannot be cancelled without surrendering your policy.
DESCRIPTION OF BENEFITS
7

	TAXES	LOCATION IN PROSPECTUS
What are the Policy’s Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the policy does not provide additional benefits.
•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based
compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Should I Exchange My Policy?
Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, risks of both policies, and any fees or penalties to terminate the existing policy, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax-Free Section 1035 Exchanges; Selecting the Variable Annuity That’s Right for You
8

Appendix A

Investment Options Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premierplus. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierPlusProspectus@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
If you purchased an investment protection rider, you may not be able to invest in certain Portfolios. If you have purchased the Investment Protection Plan (IPP) after February 15, 2010 or Investment Protection Plan II (IPP II), your available allocation options are listed in APPENDIX B below. If you have purchased the Guaranteed Investment Protection Rider (GIPR) or Guaranteed Investment Protection Rider 2.0 (GIPR 2.0), your available allocation options are listed in APPENDIX C below.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.93%	11.06%	13.68%	11.58%
Asset Allocation	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.97%	11.16%	7.14%	7.04%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.80%	6.57%	(0.88)%	1.71%
International/Global Equity	NYLIM VP Candriam Emerging Markets Equity (formerly NYLI VP Candriam Emerging Markets Equity) — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.45%	35.54%	2.52%	7.39%
9

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	NYLIM VP CBRE Global Infrastructure (formerly VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	15.31%	6.79%	2.39%
Asset Allocation	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.80%	9.29%	3.67%	5.14%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	13.46%	12.11%	12.40%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	13.96%	11.74%	9.69%
Asset Allocation	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.94%	13.69%	7.90%	9.07%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	13.50%	12.06%	10.69%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	4.86%	5.16%	4.74%
Asset Allocation	NYIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.89%	12.24%	7.06%	8.05%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.26%	7.78%	2.67%	1.81%
10

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.88%	16.70%	6.29%	7.13%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.83%	14.76%	8.30%	9.91%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	16.11%	5.34%	10.10%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	6.60%	4.18%	5.87%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.90%	8.60%	3.73%	4.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.17%	(0.15)%	1.13%
Large Cap Equity	NYLIM VP MFS® Investors Trust (formerly VP MFS® Investors Trust) – Service Class Adviser: New York Life Investment Management LLC Subadviser: Massachusetts Financial Services Company (“MFS”)	1.00%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research (formerly VP MFS® Research) – Service Class Adviser: New York Life Investments / Subadviser: MFS	1.01%	N/A	N/A	N/A
11

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.83%	11.02%	5.36%	6.61%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	15.20%	17.27%	10.88%
Sector	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) – Initial Class Adviser: New York Life Investments Subadviser: NIMNA	1.03%	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.34%	7.89%	1.11%	3.03%
International/Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	12.01%	(0.05)%	5.18%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	17.43%	14.00%	14.34%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	7.00%	4.79%	7.12%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.11%	4.63%	1.38%	8.68%
12

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.05%	3.02%	1.89%
Large Cap Equity	NYLIM VP Wellington Growth (formerly NYLI VP Wellington Growth) — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.98%	16.77%	10.10%	13.17%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	9.26%	5.66%	7.15%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	14.07%	12.41%	15.85%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein LP	0.85%	10.20%	11.15%	10.30%
Asset Allocation	American Funds® IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	15.59%	8.70%	9.50%
Investment Grade Bond	American Funds® IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.72%	6.98%	(0.38)%	2.11%
Investment Grade Bond	American Funds® IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	9.03%	(2.76)%	0.97%
Large Cap Equity	American Funds® IS Growth Fund — Class 4 Adviser: CRMC	0.83%	19.93%	13.09%	17.67%
Large Cap Equity	American Funds® IS Growth-Income Fund — Class 4 Adviser: CRMC	0.78%	17.77%	13.62%	13.63%
13

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/Global Equity	American Funds® IS New World Fund® — Class 4 Adviser: CRMC	1.07%	27.92%	5.06%	8.98%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4 Adviser: CRMC	1.15%	14.33%	0.23%	6.96%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	7.54%	(0.49)%	1.45%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	16.90%	13.60%	12.08%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	9.09%	4.57%	6.07%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	15.30%	12.44%	6.46%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	12.65%	1.47%	4.03%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	8.84%	(0.68)%	2.52%
14

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2 Adviser: Columbia	1.13%	14.66%	12.19%	11.20%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Company Growth Fund — Class 2 Adviser: Columbia	1.12%	21.69%	3.32%	14.89%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.31%	10.03%	4.88%	4.52%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	6.76%	(0.81)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.79%	21.24%	15.08%	15.49%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.12%	40.79%	5.62%	10.66%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.71%	18.75%	12.13%	11.32%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.37%	12.03%	7.75%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.63%	15.71%	6.67%	8.19%
15

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	21.73%	11.04%	19.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	14.10%	3.92%	N/A
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2 Adviser: FMR / Subadvisers: FIL Investment Advisors	1.02%	18.36%	5.99%	9.53%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.41%	32.82%	7.76%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.62%	6.93%	(0.21)%	2.45%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.80%	11.49%	9.83%	10.31%
Sector	Franklin Gold and Precious Metals VIP Fund — Class 2 Adviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.95%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Subadviser: Franklin Advisers	0.88%	17.04%	10.14%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	15.01%	7.87%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	13.18%	6.49%	N/A
16

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	11.51%	4.91%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	9.04%	2.65%	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund — Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.05%	5.80%	5.19%	4.61%
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	16.23%	3.42%	5.95%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	8.44%	8.07%	10.31%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	7.41%	7.35%	12.51%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.07%	20.60%	12.23%	12.64%
Investment Grade Bond	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.72%	5.90%	2.25%	2.62%
Large Cap Equity	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio — Service Class Adviser: Lincoln Financial Investments Corporation / Subadviser: ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class Adviser: MFS	1.14%	32.96%	7.02%	9.68%
17

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	5.75%	9.90%	9.69%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.15%	21.75%	5.25%	7.27%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.02%	10.08%	3.31%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.19%	3.85%	0.93%	2.78%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.42%	1.47%	1.69%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.75%	4.57%	3.14%	2.65%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.83%	8.78%	(0.08)%	2.26%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
18

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC (“Voya”) / Subadviser: Voya Investment Management Co. LLC (“VIM”)	0.92%	17.94%	15.18%	14.33%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class S Adviser: Voya / Subadviser: VIM	0.80%	7.46%	(0.09)%	2.42%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II+++ Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.79%	7.69%	(1.67)%	1.85%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.
+
Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.
++
Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
+++
Closed for policyowners who were not invested in the Investment Division on May 1, 2026, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after May 1, 2026.

The following is a list of fixed options currently available under the policy. We may change the features of the fixed options listed below and offer new fixed options. We will provide you with written notice before doing so.
Name	Term	Guaranteed Minimum Interest Rate
Fixed Account	N/A	0.05%
DCA Advantage Account	6 months	0.05%
19

Appendix B

Allocation Options available with IPP and IPP II
If you elect either the IPP (after February 15, 2010) or IPP II rider, then you will only be allowed to allocate your premium payments to certain Allocation Options and the DCA Advantage Account. You may not allocate more than 25% of your initial premium payment to the Fixed Account. The Fixed Account is not available for policies issued in the State of New York. In addition, the Fixed Account is not available in the State of Washington if the IPP or IPP II rider is selected. The allowable Allocation Options under IPP and IPP II are as follows:
Fixed Account*
NYLIM VP Balanced — Service Class
NYLIM VP Bond — Service Class
NYLIM VP Conservative Allocation — Service Class
NYLIM VP Fidelity Institutional AM® Utilities — Service Class
NYLIM VP Floating Rate — Service Class
NYLIM VP Growth Allocation — Service Class
NYLIM VP Hedge Multi-Strategy — Service Class
NYLIM VP Income Builder — Service Class
NYLIM VP Janus Henderson Balanced — Initial Class
NYLIM VP Janus Henderson Balanced — Service Class
NYLIM VP MacKay Convertible — Service Class
NYLIM VP MacKay High Yield Corporate Bond — Service Class
NYLIM VP MacKay Strategic Bond — Service Class
NYLIM VP MacKay U.S. Infrastructure Bond — Service Class
NYLIM VP Moderate Allocation — Service Class
NYLIM VP PIMCO Real Return — Service Class
NYLIM VP U.S. Government Money Market — Initial Class
American Funds® IS Asset Allocation Fund — Class 4
American Funds® IS The Bond Fund of America® — Class 4
American Funds® IS Capital World Bond Fund® — Class 4
American Funds® IS U.S. Government Securities Fund® — Class 4
BlackRock® Global Allocation V.I. Fund — Class III
BlackRock® High Yield V.I. Fund — Class III
Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2
Columbia Variable Portfolio — Intermediate Bond Fund — Class 2
DWS Alternative Asset Allocation VIP — Class B
Fidelity® VIP Bond Index Portfolio — Service Class 2
Fidelity® VIP FundsManager® 60% Portfolio — Service Class
Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2
Franklin Templeton Moderately Aggressive Model Portfolio — Class II
Franklin Templeton Moderate Model Portfolio — Class II
Franklin Templeton Moderately Conservative Model Portfolio — Class II
Franklin Templeton Conservative Model Portfolio — Class II
Lord Abbett Series Fund, Inc - Short Duration Income Portfolio — Class VC
PIMCO VIT Income Portfolio — Advisor Class
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class
PIMCO VIT Low Duration Portfolio — Advisor Class
PIMCO VIT Short-Term Portfolio — Advisor Class
PIMCO VIT Total Return Portfolio — Advisor Class
Voya Intermediate Bond Portfolio — Class S
Western Asset Core Plus VIT Portfolio — Class II
*
You may not allocate more than 25% of your initial premium payment to the Fixed Account. Not available in New York or Washington.
-20

Appendix C

Investment Divisions, Model Portfolios and Asset Allocation Models available with GIPR and GIPR 2.0
Option 1 – Choose Your Own Investment Divisions
Asset Allocation Categories:
Category A:
Minimum Allocation	30%
Maximum Allocation	100%
Category A Funds
NYLIM VP Bond		Fidelity® VIP Bond Index Portfolio
NYLIM VP Floating Rate		Fidelity® VIP Investment Grade Bond Portfolio
NYLIM VP MacKay High Yield Corporate Bond		Lord Abbett Series Fund, Inc. - Short Duration Income Port.
NYLIM VP MacKay Strategic Bond		PIMCO VIT Income Portfolio
NYLIM VP MacKay U.S. Infrastructure Bond		PIMCO VIT International Bond Port. (U.S. Dollar-Hedged)
NYLIM VP PIMCO Real Return		PIMCO VIT Low Duration Portfolio
NYLIM VP U.S. Government Money Market		PIMCO VIT Short-Term Portfolio
American Funds® IS The Bond Fund of America®		PIMCO VIT Total Return Portfolio
American Funds® IS Capital World Bond Fund®		Voya Intermediate Bond Portfolio
American Funds® IS U.S. Government Securities Fund®		Western Asset Core Plus VIT Portfolio
BlackRock® High Yield V.I. Fund
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Intermediate Bond Fund
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity		American Funds® IS Asset Allocation Fund
NYLIM VP Balanced		American Funds® IS Growth Fund
NYLIM VP Conservative Allocation		American Funds® IS Growth-Income Fund
NYLIM VP Dimensional U.S. Equity		American Funds® IS Washington Mutual Investors Fund
NYLIM VP Epoch U.S. Equity Yield		BlackRock® Global Allocation V.I. Fund
NYLIM VP Equity Allocation		BNY Mellon Sustainable U.S. Equity Portfolio
NYLIM VP Fidelity Institutional AM® Utilities		DWS Alternative Asset Allocation VIP
NYLIM VP Growth Allocation		Fidelity® VIP ContrafundSM Portfolio
NYLIM VP Hedge Multi-Strategy		Fidelity® VIP FundsManager® 60% Portfolio
NYLIM VP Income Builder		Fidelity® VIP Growth Opportunities Portfolio
NYLIM VP Janus Henderson Balanced		Franklin Templeton Moderately Aggressive Model Portfolio
NYLIM VP MacKay Convertible		Franklin Templeton Moderate Model Portfolio
NYLIM VP MFS® Investors Trust		Franklin Templeton Moderately Conservative Model Portfolio
NYLIM VP MFS® Research		Franklin Templeton Conservative Model Portfolio
NYLIM VP Moderate Allocation		LVIP ClearBridge Appreciation Fund
NYLIM VP S&P 500 Index		Voya Growth and Income Portfolio
NYLIM VP Wellington Growth
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio
Category C:
Minimum Allocation	0%
Maximum Allocation	10%
-21

Category C Funds
NYLIM VP Candriam Emerging Markets Equity
NYLIM VP CBRE Global Infrastructure
NYLIM VP Natural Resources
NYLIM VP Newton Technology Growth
NYLIM VP PineStone International Equity
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Columbia Variable Portfolio — Commodity Strategy
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Extended Market Index Portfolio

Fidelity® VIP Health Care Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Gold and Precious Metals VIP Fund
Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Mid Cap Value Portfolio
MFS® Research International Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio
Nomura VIP Small Cap Value Series
Principal VC Real Estate Securities Account
Putnam VT International Value Fund

Option 2 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 3 – Asset Allocation Models (subject to availability)
Moderately Aggressive		Moderate
10%	NYLIM VP S&P 500 Index	10%	NYLIM VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	NYLIM VP Bond
7%	NYLIM VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds® IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP Schroders Mid Cap Opportunities	7%	NYLIM VP MacKay High Yield Corporate Bond
6%	NYLIM VP Bond	6%	NYLIM VP MacKay U.S. Infrastructure Bond
6%	NYLIM VP MFS® Investors Trust	5%	NYLIM VP PIMCO Real Return
5%	NYLIM VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	NYLIM VP MFS® Investors Trust
5%	NYLIM VP MFS® Research	5%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	LVIP ClearBridge Appreciation Fund	5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP PineStone International Equity	5%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS New World Fund®	5%	American Funds® IS New World Fund®
5%	MFS® International Intrinsic Equity Portfolio	5%	MFS® International Intrinsic Equity Portfolio

Moderately Conservative		Conservative
10%	NYLIM VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	NYLIM VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	NYLIM VP MacKay U.S. Infrastructure Bond
-22

Moderately Conservative		Conservative
8%	NYLIM VP MacKay U.S. Infrastructure Bond	10%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	NYLIM VP PIMCO Real Return	7%	NYLIM VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	NYLIM VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	NYLIM VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	NYLIM VP MFS® Investors Trust	4%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP MFS® Research	3%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP Schroders Mid Cap Opportunities
-23

This Summary Prospectus incorporates by reference the New York Life Premier Plus Variable Annuity full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/premierplus. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Separate Account III EDGAR contract identifier #C000074526

Separate Account IV EDGAR contract identifier #C000074528

UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
New York Life Premier Plus Variable Annuity II
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV
This summary prospectus summarizes key features of the New York Life Premier Plus Variable Annuity II policies.
Before you invest, you should review the prospectus for the New York Life Premier Plus Variable Annuity II policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the policy online at https://dfinview.com/NewYorkLife/TAHD/premierplus-ii. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierPlusIIProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklife.com or the New York Life Mobile Application (“mobile application” or “mobile app”) which is available for download on the Apple App Store and Google Play Store. If you sign up for electronic delivery, we will apply a one-time $30 e-delivery credit to your Accumulation Value in accordance with your allocation instructions in the Policy Year in which you register.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing. All written service requests (except for subsequent premium payments and loan repayments) must be sent to the NYLIAC Variable Products Service Center (VPSC) at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Death Claim forms may also be submitted to	Regular Mail
New York Life P.O. Box 130539 Dallas, TX 75313–0539
Premium payments and loan repayments should be sent to the VPSC at one of the following addresses (acceptance of subsequent premium payments is subject to the sales standards we use to evaluate whether a recommended transaction related to your policy complies with applicable standards of conduct):
	Regular Mail	Express Mail
Premium Payments and Loan Repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC 5450 N Cumberland Avenue Suite 100 Chicago, IL 60656-1422
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.
1

Definitions

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the Variable Accumulation Value, the Fixed Account Accumulation Value (if applicable), and the DCA Advantage Account Accumulation Value of a policy.
Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments  and Premium Credits allocated to the DCA Advantage Account, plus interest credited on those premium payments and Premium Credits, less any transfers and partial withdrawals from the DCA Advantage Account, and less any surrender charges, policy service charges and rider charges deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.
Dollar Cost Averaging (DCA) Advantage Account— A non-variable Allocation Option to which you may allocate Premium Payments, subject to the limitations described on the Policy Data Page, and from which amounts are transferred to the Investment Divisions proportionally on a monthly basis. The DCA Advantage Account duration is shown on the Policy Data Page. We credit the DCA Advantage Account with a fixed interest rate. The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account—An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The benefits payable under the Fixed Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Fixed Account Accumulation Value—The sum of premium payments, any Premium Credits and, if allowable, transfers allocated to the Fixed Account, plus interest credited on those premium payments, any Premium Credits and, if allowable, transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges, policy service charges and rider charges assessed on and deducted from the Fixed Account. The Fixed Account Accumulation Value will never be less than the Fixed Account portion of the Nonforfeiture Value.
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Owner (you, your)—The individual(s) or entity(ies) designated as the Owner in the policy, or as subsequently changed after issue, who is entitled to exercise all rights under the policy.
Payment Year(s)—With respect to any premium payment, the year(s) beginning on the date such premium payment is made to the policy.
Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.
Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios —The mutual fund portfolios in which the corresponding Investment Divisions invest.
Premium Credit—An additional credit we will apply to your Accumulation Value at the time you make premium payments. The Premium Credit is calculated as a percentage of (each) premium payment(s) and will never be less than 2 percent (the “Premium Credit Rate”).
Separate Account—NYLIAC Variable Annuity Separate Account–III or NYLIAC Variable Annuity Separate Account–IV, each a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
2

Surrender Charge Free Amount—You may withdraw a certain amount from your policy each Policy Year without having to pay a surrender charge on that amount. We call this the Surrender Charge Free Amount. The maximum amount you may withdraw without a surrender charge in any given Policy Year is the greatest of either (i) 10% of your Accumulation Value as of your last Policy Anniversary (10% of your premium payments if the withdrawal is made in the first Policy Year), less any prior surrender charge free withdrawals you have already taken in that Policy Year; (ii) 10% of your Accumulation Value at the time of the withdrawal, less any prior surrender charge free withdrawals you have already taken in that Policy Year; or (iii) your Accumulation Value less your accumulated premium payments.
Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.
3

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2025. This may not reflect all changes that have occurred since you purchased your policy.

Name Change of Trust and Portfolios	The name of the New York Life Investments VP Funds Trust has changed to NYLIM VP Funds Trust. All references to NYLI in the Portfolio names are deleted and replaced with NYLIM.
The following Portfolios are added as available Investment Divisions under the policy	American Funds® IS Growth-Income Fund — Class 4
Columbia Variable Portfolio — Small Company Growth Fund — Class 2
Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2
Franklin Gold and Precious Metals VIP Fund — Class 2
Goldman Sachs VIT International Equity Insights Fund — Service Class
Lord Abbett Series Fund, Inc — Short Duration Income Portfolio — Class VC
Voya Intermediate Bond Portfolio — Class S
The names of the following Portfolios have been changed	NYLIM VP American Century Large Cap Equity (formerly NYLI American Century Sustainable Equity) — Service Class
American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4
Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2
LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class
MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class
Nomura VIP Small Cap Value Series (formerly Macquire VIP Small Cap Value Series) — Service Class
The following advisers were changed
References to Delaware Management Company, a series of Macquarie Investment
Management Business Trust, the adviser to the prior Macquarie VIP Small Cap Value
Series — Service Class were deleted and replaced with Delaware Management
Company, a series of Nomura Investment Management Business Trust

References to Franklin Templeton Fund Adviser, LLC, the adviser to the prior
ClearBridge Variable Appreciation Portfolio — Class II were deleted and replaced with Lincoln Financial Investments Corporation.

The following subadviser was deleted	References to Macquarie Investment Management Global Limited, the subadviser to the prior Macquarie VIP Small Cap Value Series — Service Class were deleted
Closure of Portfolio to New Investments	On May 1, 2026, Western Asset Core Plus VIT Portfolio — Class II was closed to all policyowners except those policyowners who already had Accumulation Value invested as of the closure date.
Limits on Transfers	The limits on transfers section has been updated to reflect how we handle standing allocation instructions when a transfer request is not accepted by any one of the Portfolios.
Policy Application and Premium Payments	The maximum aggregate amount of premium payments accepted without prior NYLIAC approval has been changed from $1,000,000 to $2,000,000.
Portfolio Performance and Expenses	For updated Portfolio performance and expense information, see Appendix 1A for the Investment Options Available Under the Policy.
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Important Information You Should Consider About The Policy

	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?
Yes. In most jurisdictions,* if you withdraw more than the Surrender
Charge Free Amount from your policy within 8 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 8% of the amount withdrawn during the first two Payment Years, declining to 0% over that eight-year period. For example, if you make an early withdrawal within the first two Payment
Years, you could pay a surrender charge of up to $8,000 on a $100,000 investment. The withdrawal amount could be reduced by taxes or tax penalties.
* Policies issued in New York with an application date signed on or after
November 13, 2023, are subject to a different surrender charge schedule. For those New York policies, if you withdraw more than the
Surrender Charge Free Amount from your policy within the first 7 policy years, you will be assessed a surrender charge. The maximum
surrender charge is 8% of the amount withdrawn during the first two
Payment Years declining to 0% over that seven-year period.
CHARGES AND DEDUCTIONS – Transaction Expenses Surrender Charges FEE TABLE
Are There Transaction Charges?
Yes. In addition to surrender charges, we reserve the right to assess a transaction charge if you transfer cash value between investment options more than 12 times a year, or if a premium payment is returned for insufficient funds. A loan processing fee may apply if you take a policy loan. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. A Rider Risk
Charge Adjustment (“Cancellation Charge”) may apply if you
discontinue the investment preservation rider.
CHARGES AND DEDUCTIONS – Transaction Expenses FEE TABLE
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected.
CHARGES AND DEDUCTIONS – Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses FEE TABLE

ANNUAL FEE*	MINIMUM	MAXIMUM
Base contract[1]	1.30%	1.60%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.45%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.95%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses
5

1 As a percentage of Accumulation Value after the Surrender Charge
Period for the initial premium (Minimum Base Contract Charge) and as a percentage of Adjusted Premium Payments during the Surrender
Charge Period for the initial premium (Maximum Base Contract Charge)
plus a percentage attributable to the Annual Policy Service Charge.
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death
Benefit Rider, as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the
Investment Preservation Rider or Investment Preservation Rider 2.0
(12-year holding period), as an annualized percentage of the amount that is guaranteed under the rider.
*Applicable fees may vary depending on purchase date. See FEE
TABLE and APPENDIX 4 in the prospectus.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $1,552.08	HIGHEST ANNUAL COST $3,474.71

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
6

Is this a Short-Term Investment?
No. This policy is not designed for short-term investing and is not appropriate for an investor who readily needs access to cash.
Surrender charges apply for up to 8 years following your last premium payment. They will reduce the value of your policy if you withdraw money during that time. Withdrawals may also be subject to federal and state income taxes and tax penalties. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect an investment preservation rider, you will not receive a benefit under the rider unless you hold the policy for at least the specified Holding Period applicable to the rider.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What are the Risks Associated with the Investment Options?
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., Portfolios) and guaranteed options
(e.g., the Fixed Account and DCA Advantage Account) you choose.
•Each investment option has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the Fixed Account and the DCA
Advantage Account before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What are the Risks Related to the Insurance Company?
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from
NYLIAC by calling the VPSC at 1-800-598-2019.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Limits on the Investment Options?
Yes.
•We limit the number of Investment Divisions you may choose. You may allocate premium payments and Accumulation Value to up to 18 separate Investment Divisions, plus the Fixed Account, some of which may not be available under your policy.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 12 times in a Policy Year.
•Additional restrictions apply with respect to transfers to and from the
Fixed Account and the DCA Advantage Account.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close, or substitute Portfolios as investment options that are available under the policy.
•Premium Credits under the policy may be recaptured upon free look, annuitization, and death.
THE POLICIES—Policy Application and Premium Payments, Transfers, and Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNTS— Additions, Deletions, or Substitutions of Investments
7

Are There Restrictions on Policy Benefits?
Yes.
Yes.
•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.
•Certain optional benefits may limit withdrawals or other rights under the policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal and/or could terminate the benefit.
•You are required to have a minimum Accumulation Value for some optional benefits.
•We may modify or discontinue an optional benefit at any time.
•Some optional benefits cannot be cancelled without surrendering your policy.
•The amount of the death benefit available under certain optional benefits may vary depending on the date of death. Certain optional benefits may offer a lesser death benefit at issue and require that the policy be held for a minimum waiting period before the greater death benefit will be payable. If you die before the end of the minimum waiting period, the death benefit will be less than the greater death benefit available after the minimum waiting period. Additionally, where there is a reset of certain optional benefit riders, a new minimum waiting period will be required before the greater death benefit will be payable. If you die before the end of the new minimum waiting period, the death benefit may be less than the greater death benefit available after the new minimum waiting period.
DESCRIPTION OF BENEFITS
	TAXES	LOCATION IN PROSPECTUS
What are the Policy’s Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the policy does not provide additional benefits.
•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
FEDERAL TAX MATTERS
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are the Investment Professionals Compensated?
Your registered representative may receive compensation for selling this policy to you, in the form of commissions, asset-based
compensation, allowances for expenses, and other compensation programs. Your registered representative may have a financial incentive to offer or recommend this policy over another investment.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
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Should I Exchange my Policy?
Your registered representative may have a financial incentive to offer you a new policy in place of the one you own. You should consider exchanging your policy if you determine, after comparing the features, fees, risks of both policies, and any fees or penalties to terminate the existing policy that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES – Tax-Free Section 1035 Exchanges; Selecting the Variable Annuity That’s Right for You
9

Appendix 1A
Investment Options Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premierplus-ii. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierPlusIIProspectus@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
If you purchased an investment preservation rider, you may not be able to invest in certain Portfolios. If you purchased the IPR or IPR 2.0, your available Allocation Options are listed in APPENDIX 1B. If you purchased the IPR 3.0, IPR 4.0 or IPR 5.0, your available Allocation Options are listed in APPENDIX 1C.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.93%	11.06%	13.68%	11.58%
Asset Allocation	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.97%	11.16%	7.14%	7.04%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.80%	6.57%	(0.88)%	1.71%
International/Global Equity	NYLIM VP Candriam Emerging Markets Equity (formerly NYLI VP Candriam Emerging Markets Equity) — Service Class+ Adviser: New York Life Investments / Subadviser: Candriam	1.45%	35.54%	2.52%	7.39%
Appendix 1A-1

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	NYLIM VP CBRE Global Infrastructure (formerly NYLI VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	15.31%	6.79%	2.39%
Asset Allocation	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.80%	9.29%	3.67%	5.14%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	13.46%	12.11%	12.40%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	13.96%	11.74%	9.69%
Asset Allocation	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.94%	13.69%	7.90%	9.07%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	13.50%	12.06%	10.69%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	4.86%	5.16%	4.74%
Asset Allocation	NYLIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.89%	12.24%	7.06%	8.05%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.26%	7.78%	2.67%	1.81%
Appendix 1A-2

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.88%	16.70%	6.29%	7.13%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.83%	14.76%	8.30%	9.91%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	16.11%	5.34%	10.10%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	6.60%	4.18%	5.87%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.90%	8.60%	3.73%	4.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.17%	(0.15)%	1.13%
Large Cap Equity	NYLIM VP MFS® Investors Trust (formerly NYLI VP MFS® Investors Trust) — Service Class Adviser: New York Life Investments / Subadviser: Massachusetts Financial Services Company (“MFS”)	1.00%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research (formerly NYLI VP MFS® Research) — Service Class Adviser: New York Life Investments / Subadviser: MFS	1.01%	N/A	N/A	N/A
Appendix 1A-3

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.83%	11.02%	5.36%	6.61%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	15.20%	17.27%	10.88%
Sector	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) — Service Class Adviser: New York Life Investments / Subadviser: NIMNA	1.03%	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.34%	7.89%	1.11%	3.03%
International/Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	12.01%	(0.05)%	5.18%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	17.43%	14.00%	14.34%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	7.00%	4.79%	7.12%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	1.11%	4.63%	1.38%	8.68%
Appendix 1A-4

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.05%	3.02%	1.89%
Large Cap Equity	NYLIM VP Wellington Growth (formerly NYLI VP Wellington Growth) — Service Class+ Adviser: New York Life Investments / Subadviser: Wellington	0.98%	16.77%	10.10%	13.17%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	9.26%	5.66%	7.15%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	14.07%	12.41%	15.85%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.85%	10.20%	11.15%	10.30%
Asset Allocation	American Funds® IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	15.59%	8.70%	9.50%
Investment Grade Bond	American Funds® IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.72%	6.98%	(0.38)%	2.11%
Investment Grade Bond	American Funds® IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	9.03%	(2.76)%	0.97%
Large Cap Equity	American Funds® IS Growth Fund — Class 4 Adviser: CRMC	0.83%	19.93%	13.09%	17.67%
Large Cap Equity	American Funds® IS Growth-Income Fund — Class 4 Adviser: CRMC	0.78%	17.77%	13.62%	13.63%
Appendix 1A-5

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/Global Equity	American Funds® IS New World Fund® — Class 4 Adviser: CRMC	1.07%	27.92%	5.06%	8.98%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4 Adviser: CRMC	1.15%	14.33%	0.23%	6.96%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	7.54%	(0.49)%	1.45%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	16.90%	13.60%	12.08%
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	9.09%	4.57%	6.07%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Sector	Columbia Variable Portfolio — Commodity Strategy Fund — Class 2++ Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Subadviser: Threadneedle International Limited	1.00%	15.30%	12.44%	6.46%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia	1.00%	12.65%	1.47%	4.03%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	8.84%	(0.68)%	2.52%
Appendix 1A-6

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2 Adviser: Columbia	1.13%	14.66%	12.19%	11.20%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Company Growth Fund — Class 2 Adviser: Columbia	1.12%	21.69%	3.32%	14.89%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.31%	10.03%	4.88%	4.52%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	6.76%	(0.81)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.79%	21.24%	15.08%	15.49%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.12%	40.79%	5.62%	10.66%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.71%	18.75%	12.13%	11.32%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.37%	12.03%	7.75%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.63%	15.71%	6.67%	8.19%
Appendix 1A-7

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	21.73%	11.04%	19.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	14.10%	3.92%	N/A
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2 Adviser: FMR / Subadvisers: FIL Investment Advisors	1.02%	18.36%	5.99%	9.53%
International/Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.41%	32.82%	7.76%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.62%	6.93%	(0.21)%	2.45%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.80%	11.49%	9.83%	10.31%
Sector	Franklin Gold and Precious Metals VIP Fund — Class 2 Adviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.95%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Subadviser: Franklin Advisers	0.88%	17.04%	10.14%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	15.01%	7.87%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	13.18%	6.49%	N/A
Appendix 1A-8

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	11.51%	4.91%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	9.04%	2.65%	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund — Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.05%	5.80%	5.19%	4.61%
International/Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	16.23%	3.42%	5.95%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	8.44%	8.07%	10.31%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	7.41%	7.35%	12.51%
International/Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.07%	20.60%	12.23%	12.64%
Investment Grade Bond	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett & Co. LLC	0.72%	5.90%	2.25%	2.62%
Large Cap Equity	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class Adviser: Lincoln Financial Investments Corporation / Subadviser: ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class Adviser: MFS	1.14%	32.96%	7.02%	9.68%
Appendix 1A-9

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	5.75%	9.90%	9.69%
International/Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.15%	21.75%	5.25%	7.27%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.02%	10.08%	3.31%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.19%	3.85%	0.93%	2.78%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.42%	1.47%	1.69%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.75%	4.57%	3.14%	2.65%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.83%	8.78%	(0.08)%	2.26%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
Appendix 1A-10

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC (“Voya”) / Subadviser: Voya Investment Management Co. LLC (“VIM”)	0.92%	17.94%	15.18%	14.33%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class S Adviser: Voya / Subadviser: VIM	0.80%	7.46%	(0.09)%	2.42%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II+++ Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.79%	7.69%	(1.67)%	1.85%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.
+
Closed for policyowners who were not invested in the Investment Division on November 13, 2017, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 13, 2017.
++
Closed for policyowners who were not invested in the Investment Division on November 23, 2020, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after November 23, 2020.
+++
Closed for policyowners who were not invested in the Investment Division on May 1, 2026, and closed for other policyowners if all your Accumulation Value is removed from the Investment Division on or after May 1, 2026.

The following is a list of fixed options currently available under the policy. We may change the features of the fixed options listed below and offer new fixed options. We will provide you with written notice before doing so.
Name	Term	Guaranteed Minimum Interest Rate
Fixed Account	N/A	0.05%
DCA Advantage Account	6 months	0.05%
Appendix 1A-11

Appendix 1B
Investment Divisions, Model Portfolios and Asset Allocation Models available with IPR and IPR 2.0
Option 1 – Choose Your Own Investment Divisions
Asset Allocation Categories:
Category A:
Minimum Allocation	30%
Maximum Allocation	100%
Category A Funds
NYLIM VP Bond		Fidelity® VIP Bond Index Portfolio
NYLIM VP Floating Rate		Fidelity® VIP Investment Grade Bond Portfolio
NYLIM VP MacKay High Yield Corporate Bond		Lord Abbett Series Fund, Inc. — Short Duration Income Port
NYLIM VP MacKay Strategic Bond		PIMCO VIT Income Portfolio
NYLIM VP MacKay U.S. Infrastructure Bond		PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
NYLIM VP PIMCO Real Return		PIMCO VIT Low Duration Portfolio
NYLIM VP U.S. Government Money Market		PIMCO VIT Short-Term Portfolio
American Funds® IS The Bond Fund of America®		PIMCO VIT Total Return Portfolio
American Funds® IS Capital World Bond Fund®		Voya Intermediate Bond Portfolio
American Funds® IS U.S. Government Securities Fund®		Western Asset Core Plus VIT Portfolio
BlackRock® High Yield V.I. Fund
Columbia Variable Portfolio — Emerging Markets Bond
Columbia Variable Portfolio — Intermediate Bond Fund
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity		American Funds® IS Asset Allocation Fund
NYLIM VP Balanced		American Funds® IS Growth Fund
NYLIM VP Conservative Allocation		American Funds® IS Growth-Income Fund
NYLIM VP Dimensional U.S. Equity		American Funds® IS Washington Mutual Investors Fund
NYLIM VP Epoch U.S. Equity Yield		BlackRock® Global Allocation V.I. Fund
NYLIM VP Equity Allocation		BNY Mellon Sustainable U.S. Equity Portfolio
NYLIM VP Fidelity Institutional AM® Utilities		DWS Alternative Asset Allocation VIP
NYLIM VP Growth Allocation		Fidelity® VIP ContrafundSM Portfolio
NYLIM VP Hedge Multi-Strategy		Fidelity® VIP FundsManager® 60% Portfolio
NYLIM VP Income Builder		Fidelity® VIP Growth Opportunities Portfolio
NYLIM VP Janus Henderson Balanced		Franklin Templeton Moderately Aggressive Model Portfolio
NYLIM VP MacKay Convertible		Franklin Templeton Moderate Model Portfolio
NYLIM VP MFS® Investors Trust		Franklin Templeton Moderately Conservative Model Portfolio
NYLIM VP MFS® Research		Franklin Templeton Conservative Model Portfolio
NYLIM VP Moderate Allocation		LVIP ClearBridge Appreciation Fund
NYLIM VP S&P 500 Index		Voya Growth and Income Portfolio
NYLIM VP Wellington Growth
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio
Appendix 1B-1

Category C:
Minimum Allocation	0%
Maximum Allocation	10%
Category C Funds
NYLIM VP Candriam Emerging Markets Equity
NYLIM VP CBRE Global Infrastructure
NYLIM VP Natural Resources
NYLIM VP Newton Technology Growth
NYLIM VP PineStone International Equity
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Columbia Variable Portfolio — Commodity Strategy
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Health Care Portfolio

Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Gold and Precious Metals VIP Fund
Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Enterprise Portfolio
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Mid Cap Value Portfolio
MFS® Research International Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio
Nomura VIP Small Cap Value Series
Principal VC Real Estate Securities Account
Putnam VT International Value Fund

Option 2 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 3 - Asset Allocation Models (subject to availability)
Moderately Aggressive		Moderate
10%	NYLIM VP S&P 500 Index	10%	NYLIM VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	NYLIM VP Bond
7%	NYLIM VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds® IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP Schroders Mid Cap Opportunities	7%	NYLIM VP MacKay High Yield Corporate Bond
6%	NYLIM VP Bond	6%	NYLIM VP MacKay U.S. Infrastructure Bond
6%	NYLIM VP MFS® Investors Trust	5%	NYLIM VP PIMCO Real Return
5%	NYLIM VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	NYLIM VP MFS® Investors Trust
5%	NYLIM VP MFS® Research	5%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	LVIP ClearBridge Appreciation Fund	5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP PineStone International Equity	5%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS New World Fund®	5%	American Funds® IS New World Fund®
5%	MFS® International Intrinsic Equity Portfolio	5%	MFS® International Intrinsic Equity Portfolio

Appendix 1B-2

Moderately Conservative		Conservative
10%	NYLIM VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	NYLIM VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	NYLIM VP MacKay U.S. Infrastructure Bond
8%	NYLIM VP MacKay U.S. Infrastructure Bond	10%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	NYLIM VP PIMCO Real Return	7%	NYLIM VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	NYLIM VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	NYLIM VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	NYLIM VP MFS® Investors Trust	4%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP MFS® Research	3%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP Schroders Mid Cap Opportunities
Appendix 1B-3

Appendix 1C
Model Portfolios, Investment Divisions and Asset Allocation Models available with IPR 3.0, IPR 4.0 and IPR 5.0
Option 1 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative		Conservative (For IPR 4.0 and IPR 5.0, only available with 20-year holding period)
100%	Franklin Templeton Moderately Conservative Model Portfolio	100%	Franklin Templeton Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
NYLIM VP Bond
NYLIM VP MacKay U.S. Infrastructure Bond
NYLIM VP PIMCO Real Return
NYLIM VP U.S. Government Money Market
American Funds® IS The Bond Fund of America®
American Funds® IS Capital World Bond Fund®
American Funds® IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP Investment Grade Bond Portfolio

Lord Abbett Series Fund, Inc. — Short Duration Income Port
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Voya Intermediate Bond Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
NYLIM VP Floating Rate NYLIM VP MacKay High Yield Corporate Bond NYLIM VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity
NYLIM VP Dimensional U.S. Equity
NYLIM VP Epoch U.S. Equity Yield
NYLIM VP Hedge Multi-Strategy
NYLIM VP MacKay Convertible
NYLIM VP MFS® Investors Trust
NYLIM VP MFS® Research
NYLIM VP S&P 500 Index
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio

American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
LVIP ClearBridge Appreciation Fund
Voya Growth and Income Portfolio

Appendix 1C-1

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Extended Market Index Portfolio

Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund®
Janus Henderson Enterprise Portfolio
MFS® Mid Cap Value Portfolio
Neuberger Berman AMT Mid Cap Growth Portfolio
Nomura VIP Small Cap Value Series

Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
NYLIM VP PineStone International Equity
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio

Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
NYLIM VP CBRE Global Infrastructure NYLIM VP Fidelity Institutional AM® Utilities NYLIM VP Natural Resources NYLIM VP Newton Technology Growth		Columbia Variable Portfolio — Commodity Strategy Fidelity® VIP Health Care Portfolio Franklin Gold and Precious Metals VIP Fund Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
NYLIM VP Balanced
NYLIM VP Conservative Allocation
NYLIM VP Income Builder
NYLIM VP Janus Henderson Balanced
NYLIM VP Moderate Allocation
American Funds® IS Asset Allocation Fund
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Option 4 – Asset Allocation Models (subject to availability; not available with IPR 5.0)
Moderately Aggressive		Moderate
10%	NYLIM VP S&P 500 Index	10%	NYLIM VP S&P 500 Index
10%	DWS Alternative Asset Allocation VIP	10%	DWS Alternative Asset Allocation VIP
7%	PIMCO VIT Total Return Portfolio	8%	NYLIM VP Bond
7%	NYLIM VP MacKay High Yield Corporate Bond	7%	PIMCO VIT Total Return Portfolio
7%	American Funds® IS Washington Mutual Investors Fund	7%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP Schroders Mid Cap Opportunities	7%	NYLIM VP MacKay High Yield Corporate Bond
Appendix 1C-2

Moderately Aggressive		Moderate
6%	NYLIM VP Bond	6%	NYLIM VP MacKay U.S. Infrastructure Bond
6%	NYLIM VP MFS® Investors Trust	5%	NYLIM VP PIMCO Real Return
5%	NYLIM VP PIMCO Real Return	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	NYLIM VP MFS® Investors Trust
5%	NYLIM VP MFS® Research	5%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	5%	Fidelity® VIP Equity-Income PortfolioSM
5%	LVIP ClearBridge Appreciation Fund	5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP PineStone International Equity	5%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS New World Fund®	5%	American Funds® IS New World Fund®
5%	MFS® International Intrinsic Equity Portfolio	5%	MFS® International Intrinsic Equity Portfolio

Moderately Conservative		Conservative
10%	NYLIM VP Bond	14%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
10%	PIMCO VIT Total Return Portfolio	12%	NYLIM VP Bond
10%	DWS Alternative Asset Allocation VIP	11%	PIMCO VIT Total Return Portfolio
9%	Fidelity® VIP Bond Index Portfolio	10%	NYLIM VP MacKay U.S. Infrastructure Bond
8%	NYLIM VP MacKay U.S. Infrastructure Bond	10%	Fidelity® VIP Bond Index Portfolio
7%	NYLIM VP MacKay High Yield Corporate Bond	10%	DWS Alternative Asset Allocation VIP
6%	NYLIM VP PIMCO Real Return	7%	NYLIM VP PIMCO Real Return
5%	PIMCO VIT International Bond Port (U.S. Dollar-Hedged)	7%	NYLIM VP MacKay High Yield Corporate Bond
5%	Columbia Variable Portfolio — Emerging Markets Bond	5%	Columbia Variable Portfolio — Emerging Markets Bond
5%	NYLIM VP S&P 500 Index	4%	BlackRock® High Yield V.I. Fund
5%	NYLIM VP MFS® Investors Trust	4%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP MFS® Research	3%	NYLIM VP MFS® Research
5%	Fidelity® VIP Equity-Income PortfolioSM	3%	NYLIM VP Schroders Mid Cap Opportunities
5%	American Funds® IS Washington Mutual Investors Fund
5%	NYLIM VP Schroders Mid Cap Opportunities
Appendix 1C-3

This Summary Prospectus incorporates by reference the New York Life Premier Plus Variable Annuity II full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/premierplus-ii. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Separate Account III EDGAR contract identifier #C000154614

Separate Account IV EDGAR contract identifier #C000154616